Fair Value Measurements - Additional Information (Detail) ¥ in Millions, $ in Millions	3 Months Ended			9 Months Ended
	Sep. 30, 2018 USD ($)	Sep. 30, 2018 CNY (¥)	Sep. 30, 2017 CNY (¥)	Sep. 30, 2018 USD ($)	Sep. 30, 2018 CNY (¥)	Sep. 30, 2017 CNY (¥)
Disclosure Reconciliation Of Changes In Fair Value [Abstract]
Long-term investments impartment charges	$ 45	¥ 298	¥ 197	$ 58	¥ 396	¥ 197